Background of Company - Additional Information (Detail) - USD ($) $ in Billions		12 Months Ended
	Feb. 28, 2017	Dec. 31, 2016
Combination Agreement [Member] | OneWeb [Member]
Background Of Company [Line Items]
Agreement date		Feb. 28, 2017
Share Purchase Agreement [Member] | SoftBank Group Corp. [Member]
Background Of Company [Line Items]
Agreement date		Feb. 28, 2017
Subsequent Event [Member] | Share Purchase Agreement [Member] | SoftBank Group Corp. [Member]
Background Of Company [Line Items]
Aggregate cash consideration	$ 1.7
Subsequent Event [Member] | Common Stock [Member] | Combination Agreement [Member] | OneWeb [Member]
Background Of Company [Line Items]
Percentage of common shares expected to hold by Intelsat shareholders	19.00%